CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 9,165,651	$ 131,129
Accounts receivable	1,624,809	1,074,137
Inventories	4,472,487	5,058,044
Prepayments	487,703	306,725
Other receivables	265,127	557,103
Total current assets	16,015,777	7,127,138
NON-CURRENT ASSETS
Deposits	1,449	3,974
Property and equipment, net	5,134,566	1,365,036
Right-of-use assets, net	650,282	812,821
Total non-current assets	5,786,297	2,181,831
TOTAL ASSETS	21,802,074	9,308,969
CURRENT LIABILITIES
Bank borrowings - current	201,222	762,826
Accounts payable	396,628	1,898,976
Advance from customers	6,364	222,633
Other payables and accruals	677,972	1,581,899
Finance lease liabilities - current	0	8,391
Operating lease liabilities - current	531,750	438,890
Total current liabilities	1,813,936	4,913,615
NON-CURRENT LIABILITIES
Bank borrowings	417,795	498,367
Operating lease liabilities	118,532	416,701
Total non-current liabilities	536,327	915,068
Total liabilities	2,350,263	5,828,683
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Preferred shares, par value $0.0001 per share; 50,000,000 shares authorized; none issued and outstanding as of December 31, 2022 and 2021
Ordinary shares, par value $0.0001 per share; 450,000,000 shares authorized; 18,060,000 and 13,000,000 shares issued and outstanding as of December 31, 2022 and 2021, respectively	1,806	1,300
Additional paid-in capital	23,137,534	5,089,671
Deficit	(3,641,891)	(1,985,988)
Accumulated other comprehensive (loss) gain	(45,638)	375,303
Total shareholders' equity	19,451,811	3,480,286
Total liabilities and shareholders' equity	$ 21,802,074	$ 9,308,969